Policyholder liabilities and unallocated surplus - Reconciliation of gross and reinsurers' share of policyholder liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at end of period		$ (150,755)
Removal of discontinued operations		3,188
Income and expense included in the income statement		189	$ 135
Other movements		(75)	276
Foreign exchange translation differences		(3)
Investment contract liabilities at end of period		(1,160)
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,217)	(4,750)
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,384)	(5,217)
Payments for premiums and claims, annuities and other policy benefits		(8,845)	(7,231)
Claim amount attributable to reinsurers		581	428
Thailand
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Valuation interest rate impact on policyholder liabilities		160
With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,217)	(4,750)
Income and expense included in the income statement		(202)	(438)
Foreign exchange translation differences		35
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,384)	(5,217)
Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Removal of discontinued operations		293,325
Income and expense included in the income statement		(9,082)	(27,367)
Foreign exchange translation differences		1,789
Insurance contract liabilities at end of period		(150,755)
Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Removal of discontinued operations		(35,232)
Income and expense included in the income statement		(1,552)	5,885
Foreign exchange translation differences		(58)
Insurance contract liabilities at end of period		9,753
Discontinued US operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement			214
Other movements			489
Discontinued US operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement			(27,667)
Discontinued US operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Income and expense included in the income statement			26,838
Continuing and discontinued operations
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period	[1]	(436,787)
Insurance contract liabilities at end of period	[1]		(436,787)
Investment contract liabilities at beginning of period		(4,459)	(5,535)
Income and expense included in the income statement			349
Other movements			765
Foreign exchange translation differences			(38)
Investment contract liabilities at end of period			(4,459)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1]	(5,217)
Unallocated surplus of with-profits funds on the consolidated statement of financial position	[1]		(5,217)
Continuing and discontinued operations | With-profits business
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Unallocated surplus of with-profits funds on the consolidated statement of financial position		(5,217)	(4,750)
Income and expense included in the income statement			(438)
Foreign exchange translation differences			(29)
Unallocated surplus of with-profits funds on the consolidated statement of financial position			(5,217)
Continuing and discontinued operations | Contract liabilities (before reinsurers' share)
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period		(436,787)	(380,143)
Income and expense included in the income statement			(55,034)
Foreign exchange translation differences			(1,610)
Insurance contract liabilities at end of period			(436,787)
Continuing and discontinued operations | Reinsurers' share
Insurance contract liabilities, gross and reinsurance share, and unallocated surplus of with-profits funds
Insurance contract liabilities at beginning of period		$ 46,595	13,856
Income and expense included in the income statement			32,723
Foreign exchange translation differences			16
Insurance contract liabilities at end of period			$ 46,595

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.